DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Direct Operating Costs [Abstract]
Summary of direct operating costs
The company’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2022	2021	2020
Fuel and power purchases(1)(2)		$(396)	$(450)	$(338)
Operations and maintenance		(246)	(218)	(198)
Salaries and benefits		(224)	(206)	(198)
Water royalties, property taxes and other regulatory fees		(159)	(163)	(176)
Insurance		(56)	(56)	(51)
Professional fees		(24)	(26)	(36)
Energy marketing & other related party services	28	(7)	(11)	(17)
Other		(62)	(55)	(47)
		$(1,174)	$(1,185)	$(1,061)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia.
(2)Includes $80 million in 2021 relating to the Texas winter storm event which reflect the cost of acquiring energy to cover our contractual obligations for our wind assets that were not generating during the period due to freezing conditions, net of hedging initiatives.